Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5.4
Ending balance	18.3	$ 5.4
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.4)	(7.6)
Depreciation	1.7	1.8
Ending balance	(11.1)	(9.4)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14.8	14.8
Additions (dispositions)	14.6	0.0
Ending balance	29.4	14.8
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.1)	(7.3)
Depreciation	1.2	1.8
Ending balance	(10.3)	(9.1)
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	10.0
Additions (dispositions)	0.6	1.0
Ending balance	11.6	11.0
Office | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.5
Ending balance	(0.5)
Office | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1.7	2.7
Additions (dispositions)		(1.0)
Ending balance	1.7	1.7
Surface | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0.3)	(0.3)
Depreciation	(0.1)	0.0
Ending balance	(0.2)	(0.3)
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.1	2.1
Additions (dispositions)	(1.3)
Ending balance	0.8	$ 2.1
Facilities | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.1
Ending balance	(0.1)
Facilities | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions (dispositions)	15.3
Ending balance	$ 15.3